Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Transactions	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 0	$ 0
Cash and cash equivalents	450,968,000	55,374,000	18,539,000	1,118,000
Equity method investment, description	Investee companies in which the Group has equity interest over 50%, but the noncontrolling shareholders have substantive rights to participate in significant operating and financing decisions are accounted for using the equity method.
Net revenues recognized	44,755,000	3,129,000
Number of advertising barter transactions engaged during the period	1
Advertising Barter Transactions, description	The Group engaged in one advertising barter transaction with an independent counterparty, for which the Group shall display the counterparty’s brand or product promotion information on its own platform in exchange for advertising to be displayed on the counterparty’s advertising media. The fair value of this transaction was not determinable due to the lack of the Group’s similar historical practice. Therefore, the advertising barter transaction shall be recorded based on the carrying amount of the advertising surrendered, which is the estimated cost to be incurred.
Subsidies received	0	330,000	0
Other operating income	26,000	0	0
Value added tax incurred	5,436,000	392,000	0
Value added tax rate	6.72%	6.72%	6.72%
Significant unrecognized tax benefits	0	0	0
Interest related to penalties	0	0	0
Advertising expense	27,408,000	1,162,000	139,000
Minimum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment	20.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment	50.00%
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum	1 month
Contract period, maximum	1 year
Net revenues recognized	29,756,000	2,808,000	0
Mobile Games [Member]
Accounting Policies [Line Items]
Net revenues recognized	11,237,000	92,000	0
Number of games	3
Mobile Games [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	45 days
Mobile Games [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated usage life of product/service	69 days
Paid Emoticons [Member]
Accounting Policies [Line Items]
Net revenues recognized	1,787,000	217,000	0
Estimated usage life of product/service	180 days
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%
User Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Number of users accounted for 10% or more of total revenues	0	0
User Concentration Risk [Member] | Accounts Receivable [Member] | Minimum [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users accounted for 10% or more of total revenues	0	0	0
User Concentration Risk [Member] | Revenues [Member] | Minimum [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents	$ 20,181,000	$ 3,723,000